Income tax and contribution - Summary of Reconciliation of Income tax expense to Profit (Loss) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Temporary differences liabilities [Member] | Deffered liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	R$ (3,422,784)
Profit or loss of breakdown of deferred taxes	1,277,710
Balances at the end of the period	(4,700,494)
Breakage [Member] | Deffered liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(195,923)
Profit or loss of breakdown of deferred taxes	98,496
Balances at the end of the period	(294,419)
Foreign currency exchange [Member] | Deffered liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	191,219
Profit or loss of breakdown of deferred taxes	(346,691)
Balances at the end of the period	537,910
Leases [Member] | Deffered liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(3,034,585)
Profit or loss of breakdown of deferred taxes	831,567
Balances at the end of the period	(3,866,152)
Leases [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(4,199,370)
Profit or loss of breakdown of deferred taxes	1,653,998
Balances at the end of the period	(5,853,368)
Fair Value Of Other Investments [Member] | Deffered liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(1,057)
Profit or loss of breakdown of deferred taxes	956
Balances at the end of the period	(2,013)
Diferrend liabilities (assets) [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(3,383,258)
Profit or loss of breakdown of deferred taxes	1,317,236
Balances at the end of the period	(4,700,494)
Deffered tax asset reducer [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	2,440,088
Profit or loss of breakdown of deferred taxes	(1,092,086)
Balances at the end of the period	3,532,174
Allowance for losses [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(48,889)
Profit or loss of breakdown of deferred taxes	(46,697)
Balances at the end of the period	(2,192)
Derivative financial instruments [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(21,112)
Profit or loss of breakdown of deferred taxes	1,116
Balances at the end of the period	(22,228)
Foreign currency exchange deffered assets [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(149,986)
Profit or loss of breakdown of deferred taxes	437,878
Balances at the end of the period	(587,864)
Provision and other liabilities [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(1,403,989)
Profit or loss of breakdown of deferred taxes	363,027
Balances at the end of the period	(1,767,016)
Reconciliation of changes in deferred tax liability (assets) [Member] | Deffered assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(5,823,346)
Profit or loss of breakdown of deferred taxes	2,409,322
Balances at the end of the period	(8,232,668)
Income tax and deferred social contribution [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	39,526
Profit or loss of breakdown of deferred taxes	39,526
Balances at the end of the period	R$ 0